Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 10: Fair Value Measurements

The accounting guidance related to financial assets and financial liabilities (“financial instruments”) establishes a hierarchy that prioritizes fair value measurements based on the types of inputs used for the various valuation techniques (market approach, income approach and cost approach). The levels of the hierarchy are described below.

  Level 1: Consists of financial instruments whose values are based on quoted market prices for identical financial instruments in an active market.
  Level 2: Consists of financial instruments that are valued using models or other valuation methodologies. These models use inputs that are observable either directly or indirectly. Level 2 inputs include (i) quoted prices for similar assets or liabilities in active markets, (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, (iii) pricing models whose inputs are observable for substantially the full term of the financial instrument and (iv) pricing models whose inputs are derived principally from or corroborated by observable market data through correlation or other means for substantially the full term of the financial instrument.
  Level 3: Consists of financial instruments whose values are determined using pricing models that use significant inputs that are primarily unobservable, discounted cash flow methodologies or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of financial instruments and their classification within the fair value hierarchy. Financial instruments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. There have been no changes in the classification of any financial instruments within the fair value hierarchy in the periods presented. Our financial instruments that are accounted for at fair value on a recurring basis are presented in the table below.

Recurring Fair Value Measures
	Fair Value as of December 31, 2012				Fair Value as of December 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Trading securities	$4,027	$-	$-	$4,027	$2,895	$-	$-	$2,895
Available-for-sale securities	367	76	21	464	90	20	21	131
Interest rate swap agreements	-	210	-	210	-	246	-	246
Cross-currency swap agreements	-	30	-	30	-	-	-	-
Foreign exchange contracts	-	6	-	6	-	10	-	10
Equity warrants	-	-	2	2	-	-	2	2
Total	$4,394	$322	$23	$4,739	$2,985	$276	$23	$3,284
Liabilities
Derivative component of prepaid forward sale agreements and indexed debt instruments	$-	$2,305	$-	$2,305	$-	$1,234	$-	$1,234
Contractual obligations	-	-	1,055	1,055	-	-	1,004	1,004
Contingent consideration	-	-	587	587	-	-	583	583
Foreign exchange contracts	-	14	-	14	-	8	-	8
Cross-currency swap agreements	-	-	-	-	-	69	-	69
Total	$-	$2,319	$1,642	$3,961	$-	$1,311	$1,587	$2,898

Contractual Obligations and Contingent Consideration

The fair values of the contractual obligations and contingent consideration in the table above are primarily based on certain expected future discounted cash flows, the determination of which involves the use of significant unobservable inputs. The most significant unobservable input we use are our estimates of the future revenue we expect to generate from certain NBCUniversal entities, which are related to our contractual obligations, and future net tax benefits that will affect payments to GE, which are related to contingent consideration. The discount rates used in the measurements of fair value were between 6% and 14% and are based on the underlying risk associated with our estimate of future revenue, as well as the terms of the respective contracts, and the uncertainty in the timing of our payments to GE. The fair value adjustments to contractual obligations and contingent consideration are sensitive to the assumptions related to future revenue and tax benefits, respectively, as well as to current interest rates, and therefore, the adjustments are recorded to other income (expense), net in our consolidated statement of income.

Changes in Contractual Obligations and Contingent Consideration
(in millions)	Contractual Obligations	Contingent Consideration
Balance, December 31, 2011	$1,004	$583
Acquisition accounting adjustments	(47)	-
Fair value adjustments	186	137
Payments	(88)	(133)
Balance, December 31, 2012	$1,055	$587

Nonrecurring Fair Value Measures

We have assets and liabilities that are required to be recorded at fair value on a nonrecurring basis when certain circumstances occur. In the case of film or stage play production costs, upon the occurrence of an event or change in circumstance that may indicate that the fair value of a production is less than its unamortized costs, we determine the fair value of the production and record an adjustment for the amount by which the unamortized capitalized costs exceed the production's fair value. The estimate of fair value of a production is determined using Level 3 inputs, primarily an analysis of future expected cash flows. Adjustments to capitalized film and stage play production costs of $161 million and $57 million were recorded in 2012 and 2011, respectively.